Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2018	Jun. 30, 2016	Dec. 02, 2015
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 1,075,653	$ 1,173,728
Investment in equity private placement	$ 1,075,691	1,163,322
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Teekay Parent
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 635,060	756,140
Teekay Tankers | Wah Kwong Joint Venture | Conventional Tankers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 28,560	28,111
Equity method investment, ownership interest	50.00%
Teekay LNG | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.00%
Teekay LNG | Angola Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 81,786	84,474
Equity method investment, ownership interest	33.00%
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 73,400	73,400
Equity method investment, ownership interest					30.00%
Teekay LNG | Bahrain LNG Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 36,220	64,017
Equity method investment, ownership interest	30.00%
Teekay LNG | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%
Teekay LNG | Excalibur Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 35,897	32,717
Equity method investment, ownership interest	50.00%
Teekay LNG | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Teekay LNG | MALT Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 353,804	344,571
Equity method investment, ownership interest	52.00%
Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%			50.00%
Teekay LNG | Exmar LPG Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 131,025	149,024
Equity method investment, ownership interest	50.00%
Teekay LNG | RasGas III Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Teekay LNG | RasGas III Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 96,210	120,917
Equity method investment, ownership interest	40.00%
Teekay LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%		50.00%
Teekay LNG | Yamal LNG Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 234,265	264,088
Equity method investment, ownership interest	50.00%
Teekay LNG | Pan Union Joint Venture | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries	$ 77,924	$ 75,403
Teekay LNG | Pan Union Joint Venture | Minimum | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Teekay LNG | Pan Union Joint Venture | Maximum | Liquefied Gas Carriers
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Qatar Gas Transport Company Ltd | RasGas III Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	60.00%